Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000193015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Institutional Class
C000020639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Investor Class
Without Sales Load [Member] | C000193015
Average Annual Return [Line Items]
Average Annual Return, Percent		21.21%	15.87%
Without Sales Load [Member] | C000020639
Average Annual Return [Line Items]
Average Annual Return, Percent		20.91%		12.72%	12.27%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	18.14%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%		15.05%	12.86%